Stockholders' Equity - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Stockholders Equity Note [Line Items]
Shares repurchased during period, shares		0	0
Dividends declared		$ 0	$ 0
September 2010 Senior Unsecured Notes
Stockholders Equity Note [Line Items]
Remaining other comprehensive loss related to interest rate, swap after-tax	$ 1,300,000
Remaining other comprehensive loss related to interest rate, swap pre-tax	$ 2,400,000